UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Massachusetts AMT
Tax-Free Money Market Fund -

Fidelity Massachusetts AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Chairman's photo appears here

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

Chairman's signature appears here

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Massachusetts AMT Tax-Free Money Market	.20%
Actual		$ 1,000.00	$ 1,000.00	$ .99**
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00**
Institutional Class	.17%
Actual		$ 1,000.00	$ 1,000.20	$ .84**
HypotheticalA		$ 1,000.00	$ 1,023.95	$ .85**
Service Class	.20%
Actual		$ 1,000.00	$ 1,000.00	$ .99**
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Massachusetts AMT Tax-Free Money Market	.30%
Actual		$ 1.49
HypotheticalA		$ 1.51
Institutional Class	.20%
Actual		$ .99
HypotheticalA		$ 1.00
Service Class	.45%
Actual		$ 2.23
HypotheticalA		$ 2.26

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/11	% of fund's investments 1/31/11	% of fund's investments 7/31/10
0 - 30	91.8	88.0	93.6
31 - 90	2.5	5.3	1.1
91 - 180	3.2	4.9	0.4
181 - 397	2.5	1.8	4.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/11	1/31/11	7/31/10
Fidelity Massachusetts AMT Tax-Free Money Market Fund	17 Days	21 Days	21 Days
Massachusetts AMT Tax-Free Money Market Funds Average*	22 Days	25 Days	24 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/11	1/31/11	7/31/10
Fidelity Massachusetts AMT Tax-Free Money Market Fund	17 Days	21 Days	21 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of July 31, 2011	As of January 31, 2011
Variable Rate Demand Notes (VRDNs) 69.2%	Variable Rate Demand Notes (VRDNs) 72.3%
Commercial Paper (including CP Mode) 5.1%	Commercial Paper (including CP Mode) 4.4%
Tender Bonds 0.5%	Tender Bonds 0.9%
Municipal Notes 2.0%	Municipal Notes 6.3%
Fidelity Tax-Free Cash Central Fund 11.6%	Fidelity Tax-Free Cash Central Fund 12.3%
Other Investments 2.5%	Other Investments 3.3%
Net Other Assets 9.1%	Net Other Assets 0.5%

* Source: iMoneyNet, Inc

Semiannual Report

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 90.9%
	Principal Amount	Value
Massachusetts - 78.9%
Boston Gen. Oblig. Bonds Series 2001 B, 5% 8/1/11	$ 1,000,000	$ 1,000,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.06% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,800,000	1,800,000
Chatham Gen. Oblig. BAN 1.5% 6/29/12	10,200,000	10,316,601
Lexington Gen. Oblig. BAN Series A, 1.5% 2/17/12	1,477,997	1,487,697
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.11% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	53,100,000	53,100,000
Series ROC II R 11933, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(e)	6,000,000	6,000,000
Series 2008 A1, 0.06% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	20,210,000	20,210,000
Series B, 0.31% 9/8/11 (Liquidity Facility Fortis Banque SA), CP	11,800,000	11,800,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.05% 8/5/11, LOC Citibank NA, VRDN (b)	20,150,000	20,150,000
Series 2010 A2, 0.04% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	5,100,000	5,100,000
Series 2010 A3, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Series 2010 A6, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	6,000,000	6,000,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.09% 8/5/11, LOC Freddie Mac, VRDN (b)	3,670,000	3,670,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.09% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	4,900,000	4,900,000
(Babson College Proj.) Series 2008 A, 0.05% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	1,120,000	1,120,000
(Boston Univ. Proj.):
Series U-5B, 0.05% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	1,495,000	1,495,000
Series U1, 0.04% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	12,000,000	12,000,000
Series U2, 0.04% 8/5/11, LOC BNP Paribas SA, VRDN (b)	11,500,000	11,500,000
Series U3, 0.04% 8/5/11, LOC BNP Paribas SA, VRDN (b)	7,015,000	7,015,000
Series U6E, 0.04% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Children's Museum Proj.) Series 2006, 0.28% 8/1/11, LOC RBS Citizens NA, VRDN (b)	$ 10,700,000	$ 10,700,000
(City Year Proj.) Series 2006, 0.17% 8/5/11, LOC Bank of America NA, VRDN (b)	8,215,000	8,215,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	2,600,000	2,600,000
(Edgewood Retirement Cmnty. Proj.) Series 2000 A, 0.05% 8/5/11, LOC Bank of America NA, VRDN (b)	10,400,000	10,400,000
(Fay School Proj.) Series 2008, 0.08% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	5,450,000	5,450,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	2,500,000	2,500,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	12,775,000	12,775,000
(ISO New England, Inc. Proj.) Series 2005, 0.06% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	16,400,000	16,400,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	1,500,000	1,500,000
(Lasell Village Proj.) Series 2007, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	18,990,000	18,990,000
(Neighborhood House Charter Proj.) Series 2003 A, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
(Olin College Proj.):
Series 2008 C2, 0.19% 8/1/11, LOC RBS Citizens NA, VRDN (b)	23,400,000	23,400,000
Series 2008 C3, 0.19% 8/1/11, LOC RBS Citizens NA, VRDN (b)	2,000,000	2,000,000
(Saint Mark's School Proj.) Series 2004, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,805,000	4,805,000
(Simmons College Proj.) Series G, 0.05% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	16,175,000	16,175,000
(Smith College Proj.) Series 2007, 0.11% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	24,800,000	24,800,000
(The Chestnut Hill School Proj.) Series 2002, 0.09% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	4,260,000	4,260,000
(Williston Northampton School Proj.) Series 2010, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	2,700,000	2,700,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.06% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	23,845,000	23,845,000
(YMCA of Greater Boston Proj.):
Series 2004 A, 0.09% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	8,300,000	8,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(YMCA of Greater Boston Proj.)
Series 2007, 0.09% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	$ 8,180,000	$ 8,180,000
Participating VRDN Series Putters 3867, 0.21% 8/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,000,000	1,000,000
0.22% 8/1/11, LOC Bank of America NA, CP	2,644,000	2,644,000
0.31% 9/8/11, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 0.27% 8/1/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,700,000	1,700,000
Bonds:
Series 1996 A, 6% 11/1/11	2,000,000	2,028,082
Series 2004 A, 5% 8/1/11	3,450,000	3,450,000
Series 2005 C, 5% 9/1/11	5,000,000	5,019,797
Series 2006 D, 4.25% 8/1/11	3,935,000	3,935,000
Series 2011 A, 0.08% 2/1/12 (b)	4,200,000	4,200,000
Series C, 5.5% 12/1/11	975,000	992,163
Participating VRDN:
Series Clipper 07 06, 0.11% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	17,900,000	17,900,000
Series Clipper 07 39, 0.11% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	26,900,000	26,900,000
Series EGL 07 0149, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(e)	13,700,000	13,700,000
Series Putters 2022, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	13,955,000	13,955,000
Series Putters 2648, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,700,000	3,700,000
Series Putters 3699, 0.13% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,400,000	4,400,000
Series Putters 3898, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,500,000	7,500,000
Series SG 126, 0.08% 8/5/11 (Liquidity Facility Societe Generale) (b)(e)	4,510,000	4,510,000
Series 1998 A, 0.08% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	18,400,000	18,400,000
Series 2001 C, 0.05% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,400,000	1,400,000
Series 2006 B, 0.3% 8/1/11 (Liquidity Facility Bank of America NA), VRDN (b)	1,525,000	1,525,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 3,600,000	$ 3,600,000
Series 2009 J2, 0.19% 8/1/11, LOC JPMorgan Chase Bank, VRDN (b)	2,850,000	2,850,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	39,705,000	39,705,000
(Boston Univ. Proj.) Series H, 0.03% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,300,000	1,300,000
(Children's Hosp. Proj.):
Series 2010 N2, 0.05% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	3,200,000	3,200,000
Series 2010 N4, 0.27% 8/1/11, LOC JPMorgan Chase Bank, VRDN (b)	3,900,000	3,900,000
(Endicott College Proj.) Series 2004 D, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	3,500,000	3,500,000
(Harvard Univ. Proj.):
Series R, 0.15% 8/1/11, VRDN (b)	4,700,000	4,700,000
Series Y, 0.04% 8/5/11, VRDN (b)	5,950,000	5,950,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.08% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	29,280,000	29,280,000
(Home for Little Wanderers Proj.) Series B, 0.08% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	3,350,000	3,350,000
(Lowell Gen. Hosp. Proj.) Series 2010 D, 0.05% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.05% 8/5/11, VRDN (b)	1,575,000	1,575,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.11% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	9,500,000	9,500,000
(Partners HealthCare Sys., Inc. Proj.) Series D5, 0.16% 8/1/11, VRDN (b)	2,885,000	2,885,000
(Peabody Essex Museum Proj.) Series 2002, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	9,460,000	9,460,000
(Stonehill College Proj.) Series 2008 K, 0.24% 8/1/11, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
(Wellesley College Proj.) Series B, 0.02% 8/5/11, VRDN (b)	400,000	400,000
Bonds:
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (b)	7,000,000	7,139,714
(Partners HealthCare Sys. Proj.) Series 2008 H2, 0.22% tender 1/5/12, CP mode	7,020,000	7,020,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners Healthcare Sys., Inc. Proj.) Series 2008 H1, 0.3% tender 8/18/11, CP mode	$ 2,000,000	$ 2,000,000
(Partners HealthCare Sys., Inc. Proj.) Series 2008 H2, 0.15% tender 1/10/12, CP mode	18,000,000	18,000,000
Participating VRDN:
Series BA 08 3320, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(e)	6,190,000	6,190,000
Series BA 08 3503, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(e)	5,550,000	5,550,000
Series BBT 08 54, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,300,000	6,300,000
Series BBT 08 56, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,500,000	3,500,000
Series BC 10 20W, 0.05% 8/5/11 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,000,000	4,000,000
Series Clipper 07 08, 0.08% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	4,200,000	4,200,000
Series PT 4633, 0.08% 8/5/11 (Liquidity Facility Deutsche Postbank AG) (b)(e)	14,760,000	14,760,000
Series Putters 3163, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,655,000	5,655,000
Series Putters 3529, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,000,000	10,000,000
Series Putters 3530, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,495,000	11,495,000
Series Putters 3650, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,200,000	3,200,000
Series ROC II R 11913, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(e)	2,300,000	2,300,000
Series SGB 42, 0.11% 8/5/11 (Liquidity Facility Societe Generale) (b)(e)	8,700,000	8,700,000
Series B, 0.13% 8/5/11, LOC RBS Citizens NA, VRDN (b)	7,200,000	7,200,000
Series EE:
0.07% 9/6/11, CP	8,180,000	8,180,000
0.09% 8/29/11, CP	2,500,000	2,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.6% tender 8/11/11, CP mode	400,000	400,000
Series 1993 A, 0.6% tender 8/12/11, CP mode	5,100,000	5,100,000
Series 1993 B, 0.65% tender 8/19/11, CP mode	1,680,000	1,680,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	$ 5,850,000	$ 5,850,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	9,300,000	9,300,000
Series 2003 A, 0.29% 8/18/11, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	11,500,000	11,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(e)	5,115,000	5,115,000
Series EGL 07 0031, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(e)	1,000,000	1,000,000
Series EGL 07 0033, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(e)	19,800,000	19,800,000
Series EGL 07 0067, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(e)	19,100,000	19,100,000
Series EGL 07 0092, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(e)	15,700,000	15,700,000
Series Putters 1052Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,995,000	2,995,000
Series Putters 1197, 0.12% 8/5/11 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)	7,200,000	7,200,000
Series Putters 1920, 0.14% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,985,000	7,985,000
Series Putters 2286, 0.12% 8/5/11 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)	15,475,000	15,475,000
Series Putters 2479Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500,000	3,500,000
Series Putters 2857, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	15,545,000	15,545,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/11	2,870,000	2,919,243
(Sr. Fed. Hwy. Grant Anticipation Note Prog.) Series 2010 A, 1% 12/15/11	10,590,000	10,615,940
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series 12, 4% 8/1/11	960,000	960,000
Participating VRDN:
Series BBT 08 58, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	12,430,000	12,430,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Participating VRDN:
Series PT 4644, 0.08% 8/5/11 (Liquidity Facility Deutsche Postbank AG) (b)(e)	$ 5,480,000	$ 5,480,000
Series Putters 2847, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,130,000	4,130,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series EGL 06 0097, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(e)	15,345,000	15,345,000
Series 2008 E, 0.08% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,965,000	2,965,000
Series 2008 F, 0.04% 8/5/11 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (b)	7,500,000	7,500,000
Medway Gen. Oblig. BAN 1.5% 2/15/12	5,680,000	5,710,732
Sharon Gen. Oblig. BAN 1.15% 8/31/11	3,663,597	3,666,416
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.05% 8/5/11, LOC Lloyds TSB Bank PLC, VRDN (b)	91,945,000	91,945,000
Weston Gen. Oblig.:
BAN 1% 2/3/12 (a)	6,854,200	6,882,576
Bonds Series 2011, 5% 2/1/12	1,783,271	1,824,399
		1,142,679,360
Pennsylvania - 0.1%
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.14% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	875,000	875,000
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.04% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	4,100,000	4,100,000
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	310,000	310,000
Municipal Securities - continued
	Shares	Value
Other - 11.6%
Fidelity Tax-Free Cash Central Fund, 0.13% (c)(d)	167,243,389	$ 167,243,389
TOTAL INVESTMENT PORTFOLIO - 90.9% (Cost $1,315,207,749)		1,315,207,749
NET OTHER ASSETS (LIABILITIES) - 9.1%		132,123,245
NET ASSETS - 100%		$ 1,447,330,994
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 151,349
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,147,964,360)	$ 1,147,964,360
Fidelity Central Funds (cost $167,243,389)	167,243,389
Total Investments (cost $1,315,207,749)		$ 1,315,207,749
Cash		115,574,540
Receivable for investments sold		26,784,928
Receivable for fund shares sold		410,255
Interest receivable		879,671
Distributions receivable from Fidelity Central Funds		9,874
Receivable from investment adviser for expense reductions		43,842
Other receivables		2,504
Total assets		1,458,913,363

Liabilities
Payable for investments purchased Regular delivery	$ 4,000,011
Delayed delivery	6,882,576
Payable for fund shares redeemed	415,125
Distributions payable	2,401
Accrued management fee	144,505
Other affiliated payables	137,751
Total liabilities		11,582,369

Net Assets		$ 1,447,330,994
Net Assets consist of:
Paid in capital		$ 1,447,171,530
Undistributed net investment income		4
Accumulated undistributed net realized gain (loss) on investments		159,460
Net Assets		$ 1,447,330,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2011 (Unaudited)

Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($308,396,076 ÷ 308,089,782 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,137,878,631 ÷ 1,137,183,604 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($1,056,287 ÷ 1,055,623 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2011 (Unaudited)

Investment Income
Interest		$ 1,443,579
Income from Fidelity Central Funds		151,349
Total income		1,594,928

Expenses
Management fee	$ 1,535,838
Transfer agent fees	466,599
Distribution and service plan fees	1,137
Independent trustees' compensation	2,746
Total expenses before reductions	2,006,320
Expense reductions	(673,296)	1,333,024
Net investment income (loss)		261,904
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		367
Net increase in net assets resulting from operations		$ 262,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2011 (Unaudited)	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 261,904	$ 1,224,195
Net realized gain (loss)	367	32,067
Net increase in net assets resulting from operations	262,271	1,256,262
Distributions to shareholders from net investment income	(261,899)	(1,224,158)
Share transactions - net increase (decrease)	(171,082,543)	(306,713,932)
Total increase (decrease) in net assets	(171,082,171)	(306,681,828)

Net Assets
Beginning of period	1,618,413,165	1,925,094,993
End of period (including undistributed net investment income of $4 and $0, respectively)	$ 1,447,330,994	$ 1,618,413,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

	Six months ended July 31, 2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.002	.016	.033	.031
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.002	.016	.033	.031
Distributions from net investment income	- F	- F	(.002)	(.016)	(.033)	(.031)
Distributions from net realized gain	-	-	- F	- F	- F	- F
Total distributions	- F	- F	(.002)	(.016)	(.033)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.00%	.01%	.15%	1.64%	3.35%	3.15%
Ratios to Average Net Assets D,E
Expenses before reductions	.30% A	.30%	.34%	.32%	.34%	.43%
Expenses net of fee waivers, if any	.20% A	.28%	.33%	.32%	.33%	.40%
Expenses net of all reductions	.20% A	.28%	.33%	.27%	.26%	.32%
Net investment income (loss)	.01% A	.01%	.16%	1.66%	3.30%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,396	$ 353,510	$ 441,771	$ 638,141	$ 855,065	$ 1,831,864

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	.001	.002	.017	.027
Net realized and unrealized gain (loss) G	-	-	-	-	-
Total from investment operations	- G	.001	.002	.017	.027
Distributions from net investment income	- G	(.001)	(.002)	(.017)	(.027)
Distributions from net realized gain	-	-	- G	- G	- G
Total distributions	- G	(.001)	(.002)	(.017)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.02%	.09%	.25%	1.74%	2.72%
Ratios to Average Net Assets D,F
Expenses before reductions	.25% A	.25%	.29%	.27%	.25% A
Expenses net of fee waivers, if any	.17% A	.20%	.24%	.22%	.20% A
Expenses net of all reductions	.17% A	.20%	.24%	.17%	.15% A
Net investment income (loss)	.04% A	.09%	.25%	1.76%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,137,879	$ 1,263,867	$ 1,474,463	$ 2,049,073	$ 2,920,504

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended July 31, 2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.001	.015	.025
Net realized and unrealized gain (loss) G	-	-	-	-	-
Total from investment operations	- G	- G	.001	.015	.025
Distributions from net investment income	- G	- G	(.001)	(.015)	(.025)
Distributions from net realized gain	-	-	- G	- G	- G
Total distributions	- G	- G	(.001)	(.015)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.00%	.01%	.07%	1.49%	2.52%
Ratios to Average Net Assets D,F
Expenses before reductions	.51% A	.50%	.53%	.52%	.49% A
Expenses net of fee waivers, if any	.20% A	.28%	.41%	.46%	.45% A
Expenses net of all reductions	.19% A	.28%	.41%	.42%	.39% A
Net investment income (loss)	.01% A	.01%	.08%	1.51%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,056	$ 1,036	$ 8,862	$ 6,805	$ 49,623

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2011 (Unaudited)

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class, and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 1,315,207,749

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be January 31, 2011.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for Massachusetts AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ 1,137	$ 123

* During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount**	% of Average Net Assets*
Massachusetts AMT Tax-Free Money Market	$ 163,869.10
Institutional Class	302,502.05
Service Class	228.05
	$ 466,599

* Annualized

** During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $313,220 and $250, respectively.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Amount
Massachusetts AMT Tax-Free Money Market	$ 167,830
Institutional Class	186,599
Service Class	1,144

Semiannual Report

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,253.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2011	Year ended January 31, 2011
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 16,227	$ 40,812
Institutional Class	245,627	1,183,204
Service Class	45	142
Total	$ 261,899	$ 1,224,158

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2011	Year ended January 31, 2011
Massachusetts AMT Tax-Free Money Market Shares sold	38,244,984	112,064,410
Reinvestment of distributions	15,175	38,159
Shares redeemed	(83,358,224)	(200,336,793)
Net increase (decrease)	(45,098,065)	(88,234,224)
Institutional Class Shares sold	136,449,143	381,253,389
Reinvestment of distributions	189,343	926,386
Shares redeemed	(262,642,875)	(592,837,187)
Net increase (decrease)	(126,004,389)	(210,657,412)
Service Class Shares sold	360,000	885,135
Reinvestment of distributions	27	65
Shares redeemed	(340,116)	(8,707,496)
Net increase (decrease)	19,911	(7,822,296)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SMA-USAN-0911
1.854002.104

Fidelity® Massachusetts
Municipal Income Fund

and

Fidelity Massachusetts Municipal Money Market Fund

Semiannual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity® Massachusetts Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Chairman's photo appears here

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
Chairman's signature appears here
Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$ 1,000.00	$ 1,054.70	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Fidelity Massachusetts Municipal Money Market Fund	.20%
Actual		$ 1,000.00	$ 1,000.05	$ .99**
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for Massachusetts Municipal Money Market Fund would have been .51% and the expenses paid in the actual and hypothetical examples above would have been $2.53 and $2.56, respectively.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.0	23.0
Special Tax	21.6	21.4
Water & Sewer	14.3	13.4
Education	13.8	15.4
Health Care	10.2	9.9
Weighted Average Maturity as of July 31, 2011
		6 months ago
Years	7.0	9.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	8.1	8.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of July 31, 2011	As of January 31, 2011
AAA 11.6%	AAA 13.3%
AA,A 80.6%	AA,A 79.2%
BBB 2.8%	BBB 2.4%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.8%	Not Rated 3.0%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,621,824
Series 2008:
4.625% 10/1/11	375,000	376,065
5.375% 10/1/14	1,150,000	1,228,154
5.875% 10/1/18	1,900,000	2,112,325
		6,338,368
Massachusetts - 93.9%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,421,836
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,408,682
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,171,450
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,203,024
Series A, 5% 1/1/17	480,000	533,453
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,705,000	9,994,112
5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,990,000	8,196,941
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,200,000	6,340,244
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,889,306
5% 11/1/26	1,500,000	1,634,400
5% 11/1/28	2,195,000	2,370,161
Sr. Series A:
5.25% 11/1/19	10,325,000	11,859,398
5.75% 11/1/13	1,070,000	1,129,674
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,568,150
5% 5/15/24	5,050,000	5,554,697
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,532,909
5% 6/15/19 (FSA Insured)	1,535,000	1,590,091
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,135,700
5% 4/1/16 (FSA Insured)	1,000,000	1,151,620
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,486,184
5% 5/15/19 (AMBAC Insured)	1,000,000	1,043,560
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265,000	2,352,950
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,065,290
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,442,528
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,587,251
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,438,956
Lynn Gen. Oblig.:
5% 12/1/13	2,780,000	3,022,416
5% 12/1/14	3,560,000	3,971,536
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,010,760
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,213,297
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,659,185
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,636,629
5% 8/15/20	1,465,000	1,578,450
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,295,000	1,438,616
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity) (d)	670,000	813,072
7% 3/1/21 (FGIC Insured)	3,025,000	3,635,445
Series 1992 B, 6.2% 3/1/16	27,525,000	31,031,685
Series 1993 A, 5.5% 3/1/12	690,000	711,190
7% 3/1/21	830,000	997,494
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2005 A, 5% 7/1/22	3,385,000	3,693,103
Series 2008 A, 5.25% 7/1/34	24,750,000	26,157,038
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,309,975
5.25% 7/1/21	4,000,000	4,796,960
5.25% 7/1/23	3,950,000	4,686,280
Series 2004 B, 5.25% 7/1/17	2,680,000	3,207,853
Series 2004 C, 5.5% 7/1/18	3,115,000	3,784,009
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000,000	$ 4,660,920
Series 2006 A:
5.25% 7/1/29	3,005,000	3,461,069
5.25% 7/1/32	6,745,000	7,592,712
Series 2006 B, 5.25% 7/1/21	8,405,000	10,079,612
Series 2006 C:
5% 7/1/22	9,900,000	11,101,068
5% 7/1/23	10,000,000	11,068,700
Series 2009 B:
5% 7/1/17	7,000,000	8,280,790
5% 7/1/18	4,500,000	5,322,645
Series 2010 B:
5% 7/1/26	1,000,000	1,097,090
5% 7/1/27	865,000	944,865
5% 7/1/28	1,000,000	1,083,670
5% 7/1/30	1,000,000	1,068,890
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/14	1,500,000	1,617,165
5% 1/1/17	1,250,000	1,392,475
5% 1/1/18	1,920,000	2,104,397
5% 1/1/19	2,225,000	2,402,956
5% 1/1/20	3,000,000	3,201,690
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	7,600,000	8,401,040
5% 1/1/25	13,340,000	14,147,337
5% 1/1/26	4,210,000	4,443,360
5% 1/1/27	7,000,000	7,287,350
5% 1/1/30	5,000,000	5,306,250
5% 1/1/35	3,500,000	3,618,790
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 1999 B, 3.4%, tender 12/1/12 (b)(c)	2,000,000	2,053,220
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,251,688
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,780,375
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston College Proj.) Series P:
5% 7/1/21	$ 3,090,000	$ 3,404,809
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	9,777,600
Series U4, 5.7% 10/1/40	3,100,000	3,216,374
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,109,482
5% 10/1/24	1,210,000	1,283,084
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,359,362
5.25% 12/1/25	820,000	811,800
5.625% 12/1/30	1,000,000	986,590
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,622,355
Series 2008 B, 5% 9/1/22	1,100,000	1,224,487
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	10,938,060
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,196,700
(Regis College Proj.) Series 1998:
5.25% 10/1/18	1,880,000	1,841,460
5.5% 10/1/28	5,660,000	4,854,299
Series 2008, 5.75% 9/1/25	8,000,000	9,055,280
Series 2011 B, 5% 7/1/41	6,520,000	6,621,582
Series 2011 H:
5.125% 7/1/26 (a)	3,000,000	2,946,210
5.5% 7/1/31 (a)	1,500,000	1,473,225
Series 2011:
5% 10/1/20	1,215,000	1,345,685
5% 7/1/41	5,000,000	5,054,300
Series I, 6.875% 1/1/41	9,000,000	9,526,230
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	10,250,000	11,182,955
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,362,880
5.5% 1/1/22	3,500,000	3,730,090
5.5% 1/1/23 (c)	2,285,000	2,334,219
Series 2010 B:
4.5% 1/1/16 (c)	910,000	966,757
4.8% 1/1/17 (c)	2,740,000	2,923,881
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy. Series 1998 A, 0% 6/15/15 (Escrowed to Maturity) (d)	$ 1,455,000	$ 1,396,189
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	2,000,000	2,444,180
5.5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,888,360
5.5% 11/1/20	1,000,000	1,223,090
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,446,180
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	240,000	252,084
Series 2002 E, 5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	741,357
Series 2004 A, 5.5% 8/1/30	2,000,000	2,378,020
Series 2005 A, 5% 3/1/18	25,000,000	27,713,750
Series 2006 D, 5% 8/1/19	8,990,000	10,169,848
Series 2007 A, 0.753% 5/1/37 (b)	20,000,000	15,872,200
Series 2007 C:
5% 8/1/37	36,375,000	37,378,950
5.25% 8/1/21 (AMBAC Insured)	980,000	1,111,075
5.25% 8/1/22	4,085,000	4,590,600
5.25% 8/1/23	12,960,000	14,481,115
5.25% 8/1/24	6,550,000	7,284,714
5.25% 8/1/25 (FSA Insured)	10,000,000	11,058,400
Series 2008 A:
5% 8/1/20	1,615,000	1,854,747
5% 8/1/22	3,685,000	4,124,694
5% 8/1/24	7,380,000	8,095,122
Series 2009 A:
5% 3/1/26	12,860,000	14,035,533
5% 3/1/29	1,520,000	1,627,707
5% 3/1/39	17,000,000	17,441,320
Series 2009 B:
5% 7/1/23	3,605,000	4,028,551
5% 7/1/24	1,800,000	1,987,740
5% 7/1/30	7,850,000	8,372,104
Series C, 5.5% 12/1/22	7,000,000	8,564,150
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	7,392,150
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	$ 1,305,000	$ 1,341,736
5.75% 7/1/18	1,300,000	1,335,061
5.75% 7/1/19	1,455,000	1,490,255
5.75% 7/1/20	1,240,000	1,266,449
5.75% 7/1/33	3,000,000	3,000,870
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,140,070
5% 10/1/19	3,290,000	3,608,998
5% 10/1/21	3,270,000	3,492,851
5% 10/1/23	2,000,000	2,094,800
5% 10/1/25	5,950,000	6,143,732
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	9,685,000	9,716,089
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	1,984,740
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	962,950
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,500,000	2,685,175
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	998,430
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	784,616
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,757,578
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,983,800
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,600,065
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,508,682
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,930
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,919,646
Series 2008 E1:
5% 7/1/28	2,525,000	2,400,366
5.125% 7/1/33	2,000,000	1,852,320
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/38	$ 4,040,000	$ 3,640,161
5.375% 7/1/21	10,850,000	11,368,739
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,590,125
5.375% 7/1/24	5,015,000	5,103,013
5.375% 7/1/25	3,500,000	3,535,000
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,112,022
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	20,783,400
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	1,993,250
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,117,189
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (FGIC Insured)	5,190,000	4,974,667
5% 8/15/33 (FGIC Insured)	5,000,000	4,756,400
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (Escrowed to Maturity) (d)	2,530,000	2,669,251
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,438,090
Series 2008 O, 6% 7/1/36	6,400,000	7,202,944
Series L, 5% 7/1/23	3,990,000	4,753,287
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	684,042
5% 10/1/17	750,000	860,115
5% 10/1/18	500,000	571,260
5% 10/1/20	2,000,000	2,189,800
5% 10/1/22	1,160,000	1,230,064
5% 10/1/27	3,030,000	3,119,809
5% 10/1/28	1,000,000	1,024,110
5% 10/1/33	5,000,000	4,973,150
Series 2009 Y1:
5% 10/1/15	1,425,000	1,610,663
5% 10/1/16	1,495,000	1,704,405
5% 10/1/16	1,090,000	1,242,676
5% 10/1/17	1,570,000	1,800,507
5% 10/1/19	1,730,000	1,945,420
Series 2009 Y2:
5% 10/1/17	1,145,000	1,313,109
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2009 Y2:
5% 10/1/18	$ 1,215,000	$ 1,388,162
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/17	1,410,000	1,548,815
5% 7/1/19	1,760,000	1,888,269
5% 7/1/20	2,350,000	2,499,836
5% 7/1/21	1,150,000	1,215,090
5% 7/1/22	1,855,000	1,943,372
Series 2007 G:
5% 7/1/18	1,500,000	1,691,655
5% 7/1/20	1,300,000	1,421,420
5% 7/1/22	1,350,000	1,443,852
5% 7/1/27	7,750,000	7,985,368
5% 7/1/28	5,515,000	5,659,383
Series 2009 I3:
5% 7/1/21	2,300,000	2,546,583
5% 7/1/22	5,000,000	5,449,300
Series 2010 J1, 5% 7/1/39	23,500,000	23,575,200
Series C:
5.75% 7/1/21	95,000	96,151
5.75% 7/1/32	190,000	192,020
Series E:
5% 7/1/17	1,255,000	1,321,590
5% 7/1/19	1,390,000	1,440,957
(South Shore Hosp. Proj.) Series F:
5.5% 7/1/12	800,000	802,320
5.625% 7/1/19	370,000	370,255
5.75% 7/1/29	6,370,000	6,334,455
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,740,615
Series J, 5.5% 8/15/17	500,000	605,000
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,395,877
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,300,406
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	4,024,089
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	568,848
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(UMass Worcester Proj.):
Series B:
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (d)	$ 215,000	$ 216,606
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,102,407
5% 7/1/20	2,075,000	2,204,397
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,060,074
Series 2006 L:
5% 7/1/17	1,000,000	1,165,620
5% 7/1/18	1,000,000	1,145,700
5% 7/1/19	1,695,000	1,902,993
5% 7/1/20	2,410,000	2,676,185
5% 7/1/21	2,535,000	2,790,401
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,975,000	16,877,504
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,907,717
5.375% 6/1/30	8,000,000	8,567,200
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,388,454
5% 10/1/18 (FGIC Insured)	1,985,000	2,189,415
5% 10/1/19 (FGIC Insured)	1,350,000	1,464,710
5% 10/1/20 (FGIC Insured)	2,465,000	2,644,107
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (b)	3,000,000	3,315,450
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (b)	4,000,000	4,096,240
5.125% 7/15/37	20,000,000	20,173,800
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series 1994 A, 5.75% 2/1/14	9,900,000	9,900,000
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,600,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear #4 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,510,000	8,762,492
(Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,499,076
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,000,000	$ 8,237,360
Massachusetts Port Auth. Rev.:
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (d)	500,000	524,915
Series 2003 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,118,900
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,915,000	7,283,293
5% 7/1/20	2,505,000	2,625,891
5% 7/1/21	3,000,000	3,131,610
5% 7/1/22	2,000,000	2,079,760
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,795,768
5% 7/1/21 (AMBAC Insured)	5,010,000	5,444,567
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,889,628
5% 7/1/22 (FSA Insured) (c)	6,140,000	6,489,980
5% 7/1/27 (FSA Insured) (c)	5,000,000	5,112,650
Series 2010 A:
5% 7/1/34	2,000,000	2,051,980
5% 7/1/40	12,000,000	12,128,520
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (c)	1,500,000	1,549,500
5% 7/1/19 (FGIC Insured) (c)	1,000,000	1,026,180
5% 7/1/20 (FGIC Insured) (c)	1,560,000	1,591,918
5% 7/1/21 (FGIC Insured) (c)	1,000,000	1,018,900
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	10,000,000	9,826,800
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (c)	9,335,000	9,293,833
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	6,878,208
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	5,832,707
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	4,750,900
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	4,670,700
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	5,107,156
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	5,431,560
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	4,438,900
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	$ 17,000,000	$ 18,959,590
5% 8/15/22	5,540,000	6,043,697
5% 8/15/23	6,000,000	6,485,820
5% 8/15/24	26,600,000	28,554,302
5% 8/15/25	13,275,000	14,161,903
5% 8/15/26	2,000,000	2,121,960
5% 8/15/27	10,000,000	10,555,700
5% 8/15/30	140,060,000	146,394,899
Series 2007 A:
4.5% 8/15/35	18,560,000	18,106,765
4.75% 8/15/32	2,685,000	2,722,912
5% 8/15/17 (AMBAC Insured)	5,000,000	5,932,850
5% 8/15/37	6,605,000	6,760,151
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,706,847
Series 2005, 5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,117,600
Massachusetts Spl. Oblig. Rev. Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,136,080
5.5% 6/1/16 (FSA Insured)	3,000,000	3,566,010
5.5% 6/1/18 (FSA Insured)	9,740,000	11,732,804
5.5% 6/1/19	10,000,000	12,025,900
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	1,548,158
Series 2003 A:
5.25% 5/1/14 (Pre-Refunded to 5/1/13 @ 100) (d)	2,075,000	2,251,666
5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (d)	2,030,000	2,202,834
5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (d)	1,295,000	1,405,256
5.25% 5/1/19 (Pre-Refunded to 5/1/13 @ 100) (d)	2,680,000	2,908,175
5.25% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (d)	1,965,000	2,132,300
5.25% 5/1/23 (Pre-Refunded to 5/1/13 @ 100) (d)	2,665,000	2,891,898
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	$ 6,080,000	$ 2,770,291
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,314,709
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,180,930
Series 2004 A:
5% 5/1/18 (Pre-Refunded to 5/1/14 @ 100) (d)	2,270,000	2,544,103
5% 5/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,410,000	11,519,764
Series 2006 A:
5% 5/1/31 (AMBAC Insured)	5,000,000	5,181,000
5% 5/1/36 (AMBAC Insured)	9,220,000	9,402,464
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,971,491
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,396,570
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,726,383
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,680,922
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,715,644
Series 2009 A:
5.375% 5/1/34	2,150,000	2,268,831
5.5% 5/1/39	7,000,000	7,271,950
5.5% 5/1/49	3,440,000	3,518,019
5.75% 5/1/49	10,000,000	10,384,800
Series 2009 B:
5% 5/1/28	1,000,000	1,064,760
5% 5/1/35	5,500,000	5,644,595
5% 5/1/40	4,625,000	4,676,893
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	2,597,362
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	3,221,911
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	12,972,274
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,622,750
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	6,416,724
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series C:
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,660,000	$ 1,305,706
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	10,226,416
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,440,000	9,474,834
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	1,700,000	1,770,975
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	328,607
5% 8/1/29	1,765,000	1,834,541
5% 8/1/34	150,000	153,810
5.25% 8/1/15	2,435,000	2,745,706
Series 12:
5% 8/1/19	13,995,000	15,642,072
5% 8/1/20	9,570,000	10,615,618
Series 13:
5% 8/1/19	3,740,000	4,275,418
5% 8/1/20	5,145,000	5,829,336
5% 8/1/21	5,350,000	6,033,142
5% 8/1/22	8,355,000	9,289,757
5% 8/1/23	6,385,000	7,073,431
5% 8/1/24	1,000,000	1,098,620
Series 2004 A:
5.25% 2/1/18	6,300,000	7,583,751
5.25% 8/1/22	6,525,000	7,904,907
5.25% 2/1/23	1,390,000	1,677,118
5.25% 2/1/24	1,170,000	1,406,048
5.25% 8/1/24	3,780,000	4,553,804
Series 4, 5.125% 8/1/14	70,000	70,215
Series 5, 5.25% 8/1/15	75,000	75,233
Series 6:
5.25% 8/1/19	30,000	30,099
5.5% 8/1/30	17,580,000	17,608,480
5.625% 8/1/14	115,000	115,408
5.625% 8/1/15	25,000	25,088
5.625% 8/1/16	485,000	486,644
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 7:
5.25% 2/1/16	$ 4,495,000	$ 4,509,429
5.25% 2/1/17	2,795,000	2,803,748
Series 8:
5% 8/1/17	110,000	114,488
5% 8/1/20	105,000	109,124
Series 9, 5.25% 8/1/33	595,000	610,387
Series 14:
5% 8/1/25	4,950,000	5,511,330
5% 8/1/32	5,685,000	6,098,868
5% 8/1/38	8,390,000	8,726,187
Series 2010 A, 5% 8/1/21	9,000,000	10,564,740
5% 8/1/21	7,520,000	8,732,750
5% 8/1/22	4,290,000	4,899,137
5% 8/1/23	5,000,000	5,679,500
5% 8/1/24	4,215,000	4,740,105
5% 8/1/25	4,965,000	5,546,451
5% 8/1/26	3,205,000	3,563,704
5% 8/1/27	2,460,000	2,759,111
5% 8/1/28	3,480,000	3,869,482
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity) (d)	785,000	805,952
Series 1998 A:
5.25% 8/1/12	565,000	567,057
5.25% 8/1/13	330,000	330,307
Series A, 5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,107,776
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (d)	21,960,000	26,844,782
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,766,250
5.5% 8/1/16 (FSA Insured)	1,425,000	1,711,226
Series 2002 J:
5% 8/1/42	7,400,000	7,434,114
5.5% 8/1/20	1,000,000	1,220,490
Series 2005 A:
5.25% 8/1/21	12,645,000	14,463,730
5.25% 8/1/24	9,000,000	9,937,170
Series 2006 A, 5% 8/1/41	9,000,000	9,179,100
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2007 A:
5% 8/1/23 (FSA Insured)	$ 2,000,000	$ 2,169,580
5% 8/1/25 (FSA Insured)	2,000,000	2,140,520
5% 8/1/26 (FSA Insured)	2,000,000	2,127,180
5% 8/1/27 (FSA Insured)	2,000,000	2,121,060
5% 8/1/28 (FSA Insured)	2,000,000	2,109,880
Series 2009 A:
5% 8/1/34	6,350,000	6,617,462
5% 8/1/39	7,360,000	7,574,912
Series 2009 B, 5% 8/1/22	2,540,000	2,881,325
Series B, 5% 8/1/41	16,000,000	16,625,120
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,199,182
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,413,059
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,075,240
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,068,699
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,582,872
5% 4/1/20	1,840,000	2,163,049
5% 4/1/21	1,915,000	2,217,915
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,297,948
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,048,640
Pittsfield Gen. Oblig.:
4% 3/1/15	1,555,000	1,708,634
4% 3/1/16	3,355,000	3,730,827
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,416,870
5% 5/15/25	1,150,000	1,274,016
5% 10/15/15	500,000	580,710
5% 10/15/16	1,675,000	1,979,130
5% 10/15/17	1,665,000	1,982,665
5% 10/15/19	500,000	594,180
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,269,860
5% 9/1/18 (AMBAC Insured)	1,090,000	1,161,896
5% 9/1/19 (AMBAC Insured)	1,085,000	1,148,017
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Reading Gen. Oblig.:
5% 3/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,100,000	$ 2,271,528
5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,365,375
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	548,666
5% 4/1/39	2,000,000	2,023,980
5.5% 4/1/27	2,510,000	2,773,625
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,594,327
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,406,039
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610,000	3,825,409
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,167,609
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,136,040
5% 8/1/16 (FSA Insured)	8,000,000	9,238,240
5% 8/1/17 (FSA Insured)	5,000,000	5,790,900
5% 8/1/18 (FSA Insured)	7,210,000	8,181,475
5.75% 8/1/14 (FSA Insured)	4,000,000	4,535,000
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,124,440
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,120,430
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,115,760
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,694,416
5% 12/1/16	2,340,000	2,717,442
5% 12/1/17	1,965,000	2,292,074
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,443,082
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	20,897,797
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,695,934
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,465,000	$ 1,467,491
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,287,287
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,001,780
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,079,213
		2,022,175,070
Puerto Rico - 3.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,100,020
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,844,568
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18	3,500,000	3,601,710
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,574,500
Series 2006 A:
4.064% 7/1/21 (FGIC Insured) (b)	5,400,000	4,417,254
5.25% 7/1/26	3,000,000	3,004,980
5.25% 7/1/30	1,960,000	1,952,924
Series 2006 B, 5.25% 7/1/32	1,000,000	980,060
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	8,404,960
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	3,935,612
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	3,100,000	3,374,443
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Bonds Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (b)	1,015,000	1,031,047
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	47,350,000	6,831,185
0% 8/1/42 (FGIC Insured)	6,220,000	836,217
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	231,735
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2007 A:
0% 8/1/47 (AMBAC Insured)	$ 48,100,000	$ 4,613,752
Series 2009 A:
6% 8/1/42	3,800,000	3,968,986
6.5% 8/1/44	5,345,000	5,719,043
Series 2010 A, 0% 8/1/33	55,000,000	13,185,700
		73,608,696
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/11	805,000	809,017
5% 10/1/13	700,000	742,805
5.25% 10/1/16	750,000	804,720
Series 2009 A, 6.75% 10/1/37	4,000,000	4,180,440
Series 2009 A1, 5% 10/1/39	1,500,000	1,317,420
Series 2009 B, 5% 10/1/25	2,800,000	2,810,976
		10,665,378
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $2,055,843,931)	2,112,787,512
NET OTHER ASSETS (LIABILITIES) - 1.9%	40,853,650
NET ASSETS - 100%	$ 2,153,641,162
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,716,089 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 9,083,852
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	22.0%
Special Tax	21.6%
Water & Sewer	14.3%
Education	13.8%
Health Care	10.2%
Transportation	9.6%
Others* (Individually Less Than 5%)	8.5%
100.0%
* Includes net other assets
Income Tax Information

At January 31, 2011, the Fund had a capital loss carryforward of approximately $903,382 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,055,843,931)		$ 2,112,787,512
Cash		23,892,623
Receivable for investments sold		7,429,717
Receivable for fund shares sold		661,063
Interest receivable		28,101,791
Other receivables		1,046
Total assets		2,172,873,752

Liabilities
Payable for investments purchased Regular delivery	$ 9,686,553
Delayed delivery	4,389,585
Payable for fund shares redeemed	1,930,633
Distributions payable	2,227,082
Accrued management fee	652,837
Other affiliated payables	313,762
Other payables and accrued expenses	32,138
Total liabilities		19,232,590

Net Assets		$ 2,153,641,162
Net Assets consist of:
Paid in capital		$ 2,093,340,748
Undistributed net investment income		769,757
Accumulated undistributed net realized gain (loss) on investments		2,587,076
Net unrealized appreciation (depreciation) on investments		56,943,581
Net Assets, for 180,496,932 shares outstanding		$ 2,153,641,162
Net Asset Value, offering price and redemption price per share ($2,153,641,162 ÷ 180,496,932 shares)		$ 11.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2011 (Unaudited)

Investment Income
Interest		$ 45,323,369

Expenses
Management fee	$ 3,835,872
Transfer agent fees	723,543
Accounting fees and expenses	189,764
Custodian fees and expenses	11,824
Independent trustees' compensation	3,760
Registration fees	11,687
Audit	26,851
Legal	6,783
Miscellaneous	13,812
Total expenses before reductions	4,823,896
Expense reductions	(5,023)	4,818,873
Net investment income (loss)		40,504,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,491,684
Change in net unrealized appreciation (depreciation) on investment securities		68,715,849
Net gain (loss)		72,207,533
Net increase (decrease) in net assets resulting from operations		$ 112,712,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2011 (Unaudited)	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,504,496	$ 91,153,129
Net realized gain (loss)	3,491,684	7,961,818
Change in net unrealized appreciation (depreciation)	68,715,849	(65,563,791)
Net increase (decrease) in net assets resulting from operations	112,712,029	33,551,156
Distributions to shareholders from net investment income	(40,523,791)	(91,171,201)
Share transactions Proceeds from sales of shares	176,377,189	444,826,071
Reinvestment of distributions	27,590,376	65,090,011
Cost of shares redeemed	(217,731,000)	(728,528,082)
Net increase (decrease) in net assets resulting from share transactions	(13,763,435)	(218,612,000)
Redemption fees	4,415	27,046
Total increase (decrease) in net assets	58,429,218	(276,204,999)

Net Assets
Beginning of period	2,095,211,944	2,371,416,943
End of period (including undistributed net investment income of $769,757 and undistributed net investment income of $789,052, respectively)	$ 2,153,641,162	$ 2,095,211,944
Other Information Shares
Sold	15,043,683	37,290,036
Issued in reinvestment of distributions	2,343,718	5,445,964
Redeemed	(18,659,453)	(61,487,843)
Net increase (decrease)	(1,272,052)	(18,751,843)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.83	$ 11.25	$ 11.87	$ 11.84	$ 11.87
Income from Investment Operations
Net investment income (loss) D	.226	.453	.453	.464	.473	.484
Net realized and unrealized gain (loss)	.400	(.300)	.581	(.606)	.077	- F
Total from investment operations	.626	.153	1.034	(.142)	.550	.484
Distributions from net investment income	(.226)	(.453)	(.453)	(.463)	(.472)	(.478)
Distributions from net realized gain	-	-	- F	(.015)	(.048)	(.036)
Total distributions	(.226)	(.453)	(.454) G	(.478)	(.520)	(.514)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.93	$ 11.53	$ 11.83	$ 11.25	$ 11.87	$ 11.84
Total Return B,C	5.47%	1.22%	9.34%	(1.13)%	4.77%	4.17%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.47%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46% A	.46%	.47%	.46%	.46%	.47%
Expenses net of all reductions	.46% A	.46%	.46%	.44%	.42%	.44%
Net investment income (loss)	3.88% A	3.79%	3.91%	4.09%	4.01%	4.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,153,641	$ 2,095,212	$ 2,371,417	$ 1,932,144	$ 1,933,906	$ 1,845,061
Portfolio turnover rate	9% A	11%	3%	14%	18%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

G Total distributions of $.454 per share is comprised of distributions from net investment income of $.4534 and distributions from net realized gain of $.0003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/11	% of fund's investments 1/31/11	% of fund's investments 7/31/10
0 - 30	88.7	85.7	91.6
31 - 90	5.5	6.2	3.4
91 - 180	2.0	6.2	0.6
181 - 397	3.8	1.9	4.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/11	1/31/11	7/31/10
Fidelity Massachusetts Municipal Money Market Fund	21 Days	23 Days	21 Days
Massachusetts Tax-Free Money Market Funds Average*	22 Days	25 Days	24 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/11	1/31/11	7/31/10
Fidelity Massachusetts Municipal Money Market Fund	21 Days	23 Days	21 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of July 31, 2011	As of January 31, 2011
Variable Rate Demand Notes (VRDNs) 67.7%	Variable Rate Demand Notes (VRDNs) 68.2%
Commercial Paper (including CP Mode) 8.3%	Commercial Paper (including CP Mode) 7.2%
Tender Bonds 0.2%	Tender Bonds 0.7%
Municipal Notes 3.2%	Municipal Notes 7.3%
Fidelity Municipal Cash Central Fund 13.8%	Fidelity Municipal Cash Central Fund 12.9%
Other Investments 2.0%	Other Investments 2.1%
Net Other Assets 4.8%	Net Other Assets 1.6%

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.2%
	Principal Amount	Value
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.35% 8/5/11, VRDN (b)	$ 4,300,000	$ 4,300,000
Florida - 0.1%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series A, 0.33% 8/1/11, LOC Bank of Scotland PLC, VRDN (b)	6,760,000	6,760,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.23% 8/5/11, LOC Comerica Bank, VRDN (b)(e)	4,715,000	4,715,000
Massachusetts - 78.9%
Bedford Gen. Oblig. Bonds 3% 8/15/11	1,016,000	1,017,008
Billerica Gen. Oblig. BAN:
1.5% 5/18/12	5,900,000	5,947,592
1.5% 8/10/12 (a)	10,000,000	10,115,900
Boston Gen. Oblig. Bonds Series 2011 A, 2.5% 4/1/12	6,055,000	6,139,891
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.12% 8/5/11, LOC Bank of America NA, VRDN (b)(e)	2,740,000	2,740,000
Boston Wtr. & Swr. Commission Rev.:
Participating VRDN Series SG 75, 0.11% 8/5/11 (Liquidity Facility Societe Generale) (b)(f)	2,000,000	2,000,000
Series 1994 A, 0.06% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	13,200,000	13,200,000
Series A, 0.12% 9/8/11, LOC Bank of America NA, CP	10,000,000	10,000,000
Burlington Gen. Oblig. BAN 1.5% 7/27/12	13,326,000	13,487,145
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.1% 8/5/11, LOC Fannie Mae, VRDN (b)(e)	7,665,000	7,665,000
Chatham Gen. Oblig. BAN 1.5% 6/29/12	34,700,000	35,096,672
Duxbury Gen. Oblig. BAN 1.5% 6/28/12	2,665,000	2,691,470
Framingham Gen. Oblig. Bonds 2% 6/15/12	3,697,000	3,751,961
Grafton Gen. Oblig. BAN 2% 4/12/12	10,000,000	10,102,557
Haverhill Gen. Oblig. BAN 1.5% 12/1/11	7,000,000	7,023,514
Marblehead Gen. Oblig. BAN:
1.5% 8/10/12 (a)	6,596,000	6,676,405
2% 8/12/11	3,332,000	3,333,570
Marlborough Gen. Oblig. BAN 1.5% 6/20/12	4,350,000	4,396,038
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Bonds Series C, 5% 7/1/12	1,600,000	1,669,633
Participating VRDN Series Clipper 07 18, 0.11% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	100,175,000	100,175,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2008 A1, 0.06% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 74,930,000	$ 74,930,000
Series 2008 A2, 0.05% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	31,790,000	31,790,000
Series B:
0.2% 9/8/11 (Liquidity Facility Fortis Banque SA), CP	25,000,000	25,000,000
0.31% 9/8/11 (Liquidity Facility Fortis Banque SA), CP	35,450,000	35,450,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series B, 4% 1/1/12	6,350,000	6,432,075
Series 2010 A1, 0.05% 8/5/11, LOC Citibank NA, VRDN (b)	35,675,000	35,675,000
Series 2010 A2, 0.04% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	78,465,000	78,465,000
Series 2010 A3, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	48,800,000	48,800,000
Series 2010 A6, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	67,990,000	67,990,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.65% tender 8/12/11, CP mode (e)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.4% 8/5/11, LOC Bank of America NA, VRDN (b)(e)	2,200,000	2,200,000
(Monkiewicz Realty Trust Proj.) 0.26% 8/5/11, LOC Bank of America NA, VRDN (b)(e)	3,240,000	3,240,000
(Ocean Spray Cranberries, Inc. Proj.) Series 2000, 0.18% 8/5/11, LOC Bank of America NA, VRDN (b)	8,500,000	8,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.11% 8/5/11, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.12% 8/5/11, LOC Fannie Mae, VRDN (b)(e)	38,000,000	38,000,000
(Casco Crossing Proj.) 0.11% 8/5/11, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Clarendon Street Proj.) Series 2006 A, 0.5% 8/5/11, LOC Bayerische Landesbank, VRDN (b)(e)	40,000,000	40,000,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.08% 8/5/11, LOC Fannie Mae, VRDN (b)(e)	15,000,000	15,000,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.09% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	15,000,000	15,000,000
(Tammy Brook Apts. Proj.) Series 2009, 0.09% 8/5/11, LOC Freddie Mac, VRDN (b)	6,500,000	6,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.09% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	$ 4,800,000	$ 4,800,000
(Babson College Proj.) Series 2008 A, 0.05% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	23,195,000	23,195,000
(Berkshire School Proj.) Series 2001, 0.1% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	10,500,000	10,500,000
(Boston Univ. Proj.):
Series U-5B, 0.05% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	39,605,000	39,605,000
Series U2, 0.04% 8/5/11, LOC BNP Paribas SA, VRDN (b)	36,300,000	36,300,000
Series U3, 0.04% 8/5/11, LOC BNP Paribas SA, VRDN (b)	32,530,000	32,530,000
Series U5A, 0.05% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	33,025,000	33,025,000
(Brooks School Proj.) Series 2008, 0.08% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	5,900,000	5,900,000
(Clark Univ. Proj.) 0.08% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	30,675,000	30,675,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	1,655,000	1,655,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.05% 8/5/11, LOC Bank of America NA, VRDN (b)	1,455,000	1,455,000
Series 2008, 0.05% 8/5/11, LOC Bank of America NA, VRDN (b)	21,680,000	21,680,000
(Fay School Proj.) Series 2008, 0.08% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	5,950,000	5,950,000
(Fessenden School Proj.) Series 2001, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	12,170,000	12,170,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.12% 8/5/11, LOC HSBC Bank USA, NA, VRDN (b)(e)	2,655,000	2,655,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	3,950,000	3,950,000
(ISO New England, Inc. Proj.) Series 2005, 0.06% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	10,580,000	10,580,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	8,645,000	8,645,000
(Justice Resource Institute Proj.) Series 2008, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	11,905,000	11,905,000
(Masonic Nursing Home Proj.) Series 2002 B, 0.02% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	17,705,000	17,705,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Olin College Proj.):
Series 2008 C2, 0.19% 8/1/11, LOC RBS Citizens NA, VRDN (b)	$ 2,500,000	$ 2,500,000
Series 2008 C3, 0.19% 8/1/11, LOC RBS Citizens NA, VRDN (b)	37,000,000	37,000,000
(Saint Mark's School Proj.) Series 2004, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	5,300,000	5,300,000
(Seven Hills Foundation and Affiliates Proj.) Series 2008 B, 0.06% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	5,385,000	5,385,000
(Simmons College Proj.) Series G, 0.05% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	23,435,000	23,435,000
(Smith College Proj.) Series 2007, 0.11% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	38,760,000	38,760,000
(The Chestnut Hill School Proj.) Series 2002, 0.09% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	4,785,000	4,785,000
(Wilber School Apts. Proj.) Series 2008 A, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	7,000,000	7,000,000
(Williston Northampton School Proj.) Series 2010, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	6,060,000	6,060,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.06% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	18,845,000	18,845,000
(YMCA of Greater Boston Proj.) Series 2004 A, 0.09% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	17,165,000	17,165,000
Participating VRDN:
Series Putters 3840, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 3867, 0.21% 8/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	30,370,000	30,370,000
Series Putters 3873, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500,000	2,500,000
Series ROC II R 11896, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	19,800,000	19,800,000
Series WF 10 56C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	9,460,000	9,460,000
0.22% 8/1/11, LOC Bank of America NA, CP	7,150,000	7,150,000
0.31% 9/8/11, LOC JPMorgan Chase Bank, CP	1,800,000	1,800,000
0.31% 9/8/11, LOC JPMorgan Chase Bank, CP	8,150,000	8,150,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.24% 8/1/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 0.27% 8/1/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	$ 9,380,000	$ 9,380,000
Bonds:
Series 2002 C, 5.5% 11/1/11	2,435,000	2,466,271
Series 2004 A, 5% 8/1/11	13,000,000	13,000,000
Series 2009 B, 3% 7/1/12	2,150,000	2,203,631
Series 2011 A, 0.08% 2/1/12 (b)	13,800,000	13,800,000
Series 2011 B, 2% 1/1/12	5,875,000	5,915,920
Series C, 5.5% 12/1/11	2,155,000	2,191,794
Participating VRDN:
Series Clipper 07 06, 0.11% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series Clipper 07 39, 0.11% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	13,325,000	13,325,000
Series EGL 07 0124, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Series EGL 07 0149, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	28,300,000	28,300,000
Series Putters 2022, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	22,040,000	22,040,000
Series Putters 2648, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,850,000	1,850,000
Series Putters 3699, 0.13% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,920,000	3,920,000
Series Putters 3896, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,755,000	3,755,000
Series 1998 A, 0.08% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	94,350,000	94,350,000
Series 2001 C, 0.05% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	177,875,000	177,875,000
Series 2006 B, 0.3% 8/1/11 (Liquidity Facility Bank of America NA), VRDN (b)	9,550,000	9,550,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	11,670,000	11,670,000
Series 2009 J2, 0.19% 8/1/11, LOC JPMorgan Chase Bank, VRDN (b)	6,100,000	6,100,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	15,405,000	15,405,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
(Boston Univ. Proj.) Series H, 0.03% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	$ 18,600,000	$ 18,600,000
(Children's Hosp. Proj.):
Series 2010 N1, 0.04% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	12,025,000	12,025,000
Series 2010 N2, 0.05% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	59,400,000	59,400,000
Series 2010 N4, 0.27% 8/1/11, LOC JPMorgan Chase Bank, VRDN (b)	3,400,000	3,400,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.05% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	13,950,000	13,950,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.04% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	22,300,000	22,300,000
(Endicott College Proj.):
Series 2004 D, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	23,945,000	23,945,000
Series 2007 E, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	12,550,000	12,550,000
(Fairview Extended Care Proj.) Series B, 0.14% 8/5/11, LOC Bank of America NA, VRDN (b)	27,800,000	27,800,000
(Hallmark Health Sys. Proj.) Series 2008 C, 0.03% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	20,755,000	20,755,000
(Harvard Univ. Proj.) Series R, 0.15% 8/1/11, VRDN (b)	21,120,000	21,120,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.08% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	2,700,000	2,700,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.33% 8/1/11, LOC TD Banknorth, NA, VRDN (b)	6,370,000	6,370,000
(Lowell Gen. Hosp. Proj.) Series 2010 D, 0.05% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	29,025,000	29,025,000
(Massachusetts Institute of Technology Proj.) Series 2001 J2, 0.04% 8/5/11, VRDN (b)	7,320,000	7,320,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.11% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	37,600,000	37,600,000
Series 2006 H, 0.12% 8/5/11, LOC Bank of America NA, VRDN (b)	23,000,000	23,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.03% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	5,560,000	5,560,000
Series D5, 0.16% 8/1/11, VRDN (b)	6,115,000	6,115,000
Series D6, 0.16% 8/1/11, VRDN (b)	1,550,000	1,550,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Peabody Essex Museum Proj.) Series 2002, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	$ 15,025,000	$ 15,025,000
(Stonehill College Proj.) Series 2008 K, 0.24% 8/1/11, LOC Bank of America NA, VRDN (b)	7,590,000	7,590,000
(Wellesley College Proj.) Series 2008 I, 0.15% 8/1/11, VRDN (b)	15,555,000	15,555,000
(Williams College Proj.):
Series 2006 J, 0.06% 8/5/11, VRDN (b)	31,361,000	31,361,000
Series I, 0.05% 8/5/11, VRDN (b)	23,429,000	23,429,000
(Winchester Hosp. Proj.) Series 2004 F, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	15,170,000	15,170,000
Bonds:
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (b)	10,000,000	10,199,735
(Partners HealthCare Sys. Proj.):
Series 2008 H1:
0.23% tender 2/9/12, CP mode	10,000,000	10,000,000
0.24% tender 2/9/12, CP mode	10,000,000	10,000,000
0.3% tender 8/18/11, CP mode	12,500,000	12,500,000
0.3% tender 8/18/11, CP mode	2,600,000	2,600,000
Series 2008 H2, 0.22% tender 1/5/12, CP mode	7,020,000	7,020,000
(Partners HealthCare Sys., Inc. Proj.) Series 2008 H2:
0.17% tender 2/3/12, CP mode	14,040,000	14,040,000
0.17% tender 2/8/12, CP mode	19,790,000	19,790,000
(Partners Healthcare Sys., Inc. Proj.):
Series H1:
0.28% tender 8/1/11, CP mode	8,000,000	8,000,000
0.28% tender 9/1/11, CP mode	12,500,000	12,500,000
0.32% tender 8/4/11, CP mode	5,000,000	5,000,000
0.32% tender 8/4/11, CP mode	2,660,000	2,660,000
Series H2, 0.3% tender 10/4/11, CP mode	19,790,000	19,790,000
Participating VRDN:
Series BA 08 1056, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	3,290,000	3,290,000
Series BA 08 3320, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	2,810,000	2,810,000
Series BBT 08 54, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,555,000	12,555,000
Series BBT 08 56, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,395,000	15,395,000
Series BC 10 15W, 0.05% 8/5/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,500,000	6,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BC 10 20W, 0.05% 8/5/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	$ 2,735,000	$ 2,735,000
Series Clipper 07 08, 0.08% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,250,000	11,250,000
Series PT 4633, 0.08% 8/5/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	25,765,000	25,765,000
Series Putters 3104, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,550,000	3,550,000
Series Putters 3529, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,660,000	16,660,000
Series Putters 3530, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000,000	1,000,000
Series Putters 3531, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Series Putters 3548, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,925,000	9,925,000
Series Putters 3650, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series SGB 42, 0.11% 8/5/11 (Liquidity Facility Societe Generale) (b)(f)	27,080,000	27,080,000
Series 2009 O-1, 0.09% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	50,745,000	50,745,000
Series EE:
0.07% 9/6/11, CP	75,425,000	75,425,000
0.14% 8/1/11, CP	14,427,000	14,427,000
0.14% 8/8/11, CP	5,350,000	5,350,000
Massachusetts Health & Educational Facilities Auth. Rev. (Mount Ida College Proj.) Series 2007 A, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2004 A, 0.14% 8/5/11, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	28,345,000	28,345,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 0.05% 8/5/11, LOC Fannie Mae, VRDN (b)(e)	20,300,000	20,300,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.42% 8/5/11, LOC Bank of America NA, VRDN (b)(e)	1,000,000	1,000,000
(BBB Esq. LLC Proj.) Series 1996, 0.62% 8/5/11, LOC Bank of America NA, VRDN (b)(e)	1,900,000	1,900,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.37% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	560,000	560,000
(Brady Enterprises Proj.) Series 1996, 0.59% 8/5/11, LOC Bank of America NA, VRDN (b)(e)	1,250,000	1,250,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Decas Cranberry Proj.) Series 1997, 0.28% 8/5/11, LOC TD Banknorth, NA, VRDN (b)(e)	$ 2,250,000	$ 2,250,000
(United Plastics Proj.) Series 1997, 0.31% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,380,000	1,380,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.6% tender 8/11/11, CP mode	7,060,000	7,060,000
Series 1993 B, 0.65% tender 8/19/11, CP mode	1,970,000	1,970,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Tufts Univ. Proj.) Series H, 5.5% 2/15/12	2,265,000	2,327,536
Massachusetts Port Auth. Rev.:
Bonds Series 2010 C, 3% 7/1/12 (e)	500,000	510,921
Participating VRDN Series Solar 06 108, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,205,000	14,205,000
Series 2003 A:
0.15% 11/8/11, LOC Bank of New York, New York, CP	5,000,000	5,000,000
0.28% 9/8/11, LOC Bank of New York, New York, CP	5,000,000	5,000,000
Series 2003 B:
0.28% 9/15/11, LOC Bank of New York, New York, CP (e)	14,000,000	14,000,000
0.28% 9/16/11, LOC Bank of New York, New York, CP (e)	15,000,000	15,000,000
0.3% 9/8/11, LOC Bank of New York, New York, CP (e)	15,000,000	15,000,000
0.31% 8/18/11, LOC Bank of New York, New York, CP (e)	15,000,000	15,000,000
0.32% 8/17/11, LOC Bank of New York, New York, CP (e)	10,000,000	10,000,000
Series 2008 A, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	11,700,000	11,700,000
Series 2010 D, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)(e)	90,305,000	90,305,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.11% 8/5/11, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series 2005, 3.5% 8/15/11	2,000,000	2,002,412
Participating VRDN:
ROC II R 12193, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Series BA 08 1082, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	7,020,000	7,020,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series BA 08 3307, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	$ 5,000,000	$ 5,000,000
Series EGL 07 0031, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	32,600,000	32,600,000
Series EGL 07 0032, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 07 0067, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	41,660,000	41,660,000
Series EGL 07 0092, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	45,095,000	45,095,000
Series MS 3228X, 0.09% 8/5/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 1185, 0.12% 8/5/11 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	10,145,000	10,145,000
Series Putters 1197, 0.12% 8/5/11 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	995,000	995,000
Series Putters 2479Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,340,000	2,340,000
Series Putters 3691, 0.13% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,100,000	2,100,000
Series ROC II R 12254, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	14,000,000	14,000,000
Series Solar 05 03, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	20,280,000	20,280,000
Massachusetts Spl. Oblig. Rev. Bonds (Sr. Fed. Hwy. Grant Anticipation Note Prog.) Series 2010 A, 1% 12/15/11	32,500,000	32,579,610
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,300,000	1,300,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.55% tender 8/4/11, CP mode (e)	12,300,000	12,300,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 8/3/11, CP mode	200,000	200,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series 2010 A, 2% 8/1/11	2,700,000	2,700,000
Participating VRDN:
Series BBT 08 40, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,430,000	15,430,000
Series Clipper 06 11, 0.11% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	23,900,000	23,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Participating VRDN:
Series PT 4644, 0.08% 8/5/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	$ 11,245,000	$ 11,245,000
Series Putters 3159, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series BC11 25B, 0.06% 8/5/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,030,000	9,030,000
Series EGL 06 0054, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	4,300,000	4,300,000
Series EGL 7050011 Class A, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	10,990,000	10,990,000
Series Putters 2848, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	19,075,000	19,075,000
Series Putters 3911, 0.15% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,665,000	6,665,000
Series ROC II R 11914, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	1,765,000	1,765,000
Series ROC II R 11968, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	2,185,000	2,185,000
Series Solar 06 86, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	21,950,000	21,950,000
Series 2008 B, 0.05% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	90,430,000	90,430,000
Series 2008 E, 0.08% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	57,370,000	57,370,000
Series 2008 F, 0.04% 8/5/11 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (b)	76,355,000	76,355,000
Melrose Gen. Oblig. BAN:
0.9% 11/17/11	5,270,000	5,280,046
1.5% 11/17/11	2,725,000	2,732,692
Middleton Gen. Oblig. BAN 1.5% 12/7/11	15,850,000	15,911,423
Nantucket Gen. Oblig. BAN 1.5% 2/24/12	5,750,000	5,785,454
Peabody Gen. Oblig. BAN 1.5% 9/23/11	5,620,000	5,629,022
Sharon Gen. Oblig. BAN 1.15% 8/31/11	12,400,000	12,409,540
Shrewsbury Gen. Oblig. BAN 1.5% 7/13/12	3,625,000	3,664,706
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Bonds Series 2010-1, 2.5% 11/1/11	4,710,000	4,735,190
Series 2008 1, 0.05% 8/5/11, LOC Lloyds TSB Bank PLC, VRDN (b)	118,320,000	118,320,000
Wayland Massachusetts Bonds 2% 2/1/12	2,430,000	2,449,153
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Woburn Gen. Oblig. BAN:
1% 9/23/11	$ 4,000,000	$ 4,003,747
1.5% 10/28/11	2,500,000	2,507,255
		3,967,664,489
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	5,825,000	5,825,000
New Hampshire - 0.1%
Manchester Arpt. Rev. Series 2008, 0.13% 8/5/11, LOC RBS Citizens NA, VRDN (b)(e)	2,900,000	2,900,000
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.04% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	64,165,000	64,165,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.04% 8/5/11, LOC Barclays Bank PLC NY Branch, VRDN (b)	8,000,000	8,000,000
		72,165,000
Texas - 0.2%
Austin Arpt. Sys. Rev. Series 2005 1, 0.1% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,500,000	8,500,000
Utah - 0.3%
Utah Transit Auth. Sales Tax Rev. Series A, 0.28% 8/1/11, LOC BNP Paribas New York Branch, VRDN (b)	13,200,000	13,200,000
West Virginia - 0.1%
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.15% 8/5/11, LOC Bank of America NA, VRDN (b)(e)	6,580,000	6,580,000
Municipal Securities - continued
	Shares	Value
Other - 13.8%
Fidelity Municipal Cash Central Fund, 0.13% (c)(d)	694,739,000	$ 694,739,000
TOTAL INVESTMENT PORTFOLIO - 95.2% (Cost $4,787,348,489)		4,787,348,489
NET OTHER ASSETS (LIABILITIES) - 4.8%		243,386,926
NET ASSETS - 100%		$ 5,030,735,415
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 584,672
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,092,609,489)	$ 4,092,609,489
Fidelity Central Funds (cost $694,739,000)	694,739,000
Total Investments (cost $4,787,348,489)		$ 4,787,348,489
Cash		222,645,656
Receivable for investments sold		40,565,170
Receivable for fund shares sold		51,340,692
Interest receivable		2,266,274
Distributions receivable from Fidelity Central Funds		44,804
Other receivables		9,344
Total assets		5,104,220,429

Liabilities
Payable for investments purchased Regular delivery	$ 8,800,012
Delayed delivery	16,792,305
Payable for fund shares redeemed	46,950,279
Distributions payable	286
Accrued management fee	320,518
Other affiliated payables	591,859
Other payables and accrued expenses	29,755
Total liabilities		73,485,014

Net Assets		$ 5,030,735,415
Net Assets consist of:
Paid in capital		$ 5,030,716,426
Undistributed net investment income		105
Accumulated undistributed net realized gain (loss) on investments		18,884
Net Assets, for 5,026,243,192 shares outstanding		$ 5,030,735,415
Net Asset Value, offering price and redemption price per share ($5,030,735,415 ÷ 5,026,243,192 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2011 (Unaudited)

Investment Income
Interest		$ 4,705,251
Income from Fidelity Central Funds		584,672
Total income		5,289,923

Expenses
Management fee	$ 9,307,311
Transfer agent fees	3,185,360
Accounting fees and expenses	218,600
Custodian fees and expenses	27,802
Independent trustees' compensation	8,995
Registration fees	24,781
Audit	20,313
Legal	16,259
Miscellaneous	21,370
Total expenses before reductions	12,830,791
Expense reductions	(7,793,657)	5,037,134
Net investment income (loss)		252,789
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27,091
Net increase in net assets resulting from operations		$ 279,880

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2011 (Unaudited)	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 252,789	$ 493,806
Net realized gain (loss)	27,091	239,751
Net increase in net assets resulting from operations	279,880	733,557
Distributions to shareholders from net investment income	(252,684)	(493,559)
Distributions to shareholders from net realized gain	-	(294,896)
Total distributions	(252,684)	(788,455)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,708,730,987	13,651,016,277
Reinvestment of distributions	250,625	782,779
Cost of shares redeemed	(6,901,274,120)	(13,314,297,650)
Net increase (decrease) in net assets and shares resulting from share transactions	(192,292,508)	337,501,406
Total increase (decrease) in net assets	(192,265,312)	337,446,508

Net Assets
Beginning of period	5,223,000,727	4,885,554,219
End of period (including undistributed net investment income of $105 and $0, respectively)	$ 5,030,735,415	$ 5,223,000,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.001	.014	.031	.030
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.001	.014	.031	.030
Distributions from net investment income	- F	- F	(.001)	(.014)	(.031)	(.030)
Distributions from net realized gain	-	- F	-	- F	-	-
Total distributions	- F	- F	(.001)	(.014)	(.031)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.02%	.06%	1.46%	3.16%	3.03%
Ratios to Average Net Assets D,E
Expenses before reductions	.51% A	.50%	.55%	.52%	.50%	.51%
Expenses net of fee waivers, if any	.20% A	.29%	.45%	.52%	.50%	.51%
Expenses net of all reductions	.20% A	.29%	.45%	.47%	.40%	.39%
Net investment income (loss)	.01% A	.01%	.06%	1.43%	3.11%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,030,735	$ 5,223,001	$ 4,885,554	$ 5,328,417	$ 5,574,800	$ 4,983,733

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2011 (Unaudited)

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Massachusetts Municipal Income Fund	$ 2,055,177,212	$ 78,127,806	$ (20,517,506)	$ 57,610,300
Fidelity Massachusetts Municipal Money Market Fund	4,787,348,489	-	-	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be January 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $94,419,038 and $108,970,350, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.11%	.37%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.11%	.37%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.13%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$ 3,302

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $7,775,871.

In Addition, Through arrangements with the Income Fund's and Money Market fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Accounting expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 5,023	$ -
Fidelity Massachusetts Municipal Money Market Fund	17,680	106

Semiannual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MAS-USAN-0911
1.789293.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 21, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 21, 2011